Stock-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Option rights
Risk-free interest rate	1.37%	1.47%	1.37%
Expected life of option rights (in years)	5 years 18 days	5 years 1 month 6 days	5 years 1 month 6 days
Expected dividend yield of stock	1.13%	1.19%	1.32%
Expected volatility of stock	24.50%	22.30%	28.10%
Optioned Shares
Outstanding beginning of year	5,699,892	6,484,592	6,748,126
Granted	697,423	672,565	898,728
Exercised	(1,133,287)	(1,421,045)	(1,127,942)
Forfeited	(43,632)	(31,617)	(33,278)
Expired	(890)	(4,603)	(1,042)
Outstanding end of year	5,219,506	5,699,892	6,484,592
Weighted- Average Exercise Price Per Share
Outstanding beginning of the year, Weighted- Average Exercise Price Per Share (in dollars per share)	$ 117.31	$ 96.25	$ 79.39
Granted, Weighted- Average Exercise Price Per Share (in dollars per share)	241.84	224.65	179.67
Exercised, Weighted- Average Exercise Price Per Share (in dollars per share)	79.41	70.71	61.46
Forfeited, Weighted- Average Exercise Price Per Share (in dollars per share)	193.60	158.92	115.24
Expired, Weighted- Average Exercise Price Per Share (in dollars per share)	87.59	86.66	79.73
Outstanding end of the year, Weighted- Average Exercise Price Per Share (in dollars per share)	$ 141.58	$ 117.31	$ 96.25
Exercisable at end of year, Optioned Shares	3,807,351	4,095,246	4,424,674
Exercisable at end of year, Weighted- Average Exercise Price Per Share (in dollars per share)	$ 110.96	$ 87.79	$ 71.86
Outstanding end of year, Aggregate Intrinsic Value	$ 616,866	$ 830,647	$ 563,554
Exercisable at end of year, Aggregate Intrinsic Value	$ 565,934	$ 717,691	$ 492,689